PGIM Government Income Fund
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.5%
Asset-Backed Securities 4.3%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.274%(c)	04/20/35	2,250	$2,249,953
Birch Grove CLO Ltd. (Cayman Islands), Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.217(c)	01/22/38	2,050	2,056,245
Marble Point CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)	5.115(c)	03/15/38	1,500	1,501,467
OHA Credit Partners (Cayman Islands), Series 2021-16A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.234(c)	10/18/37	1,750	1,755,437
Texas Debt Capital CLO Ltd. (Cayman Islands), Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.005(c)	04/24/38	2,000	2,000,610

Total Asset-Backed Securities (cost $9,559,035)				9,563,712
Commercial Mortgage-Backed Securities 15.0%
Barclays Commercial Mortgage Securities Trust, Series 2019-C04, Class A4	2.661	08/15/52	2,603	2,489,785
Fannie Mae-Aces,
Series 2019-M22, Class A2	2.522	08/25/29	5,660	5,416,452
Series 2021-M01G, Class A2	1.517(cc)	11/25/30	2,500	2,215,744
Series 2022-M03, Class A2	1.764(cc)	11/25/31	8,500	7,407,316
Series 2022-M13, Class A2	2.679(cc)	06/25/32	5,000	4,574,608
FHLMC Multifamily Structured Pass-Through Certificates,
Series K075, Class A2	3.650(cc)	02/25/28	5,000	4,981,056
Series K151, Class A3	3.511	04/25/30	900	883,494
Series K152, Class A2	3.080	01/25/31	375	360,057
Series K512, Class A2	5.000	11/25/28	5,000	5,146,558

Total Commercial Mortgage-Backed Securities (cost $34,363,862)				33,475,070
Residential Mortgage-Backed Securities 1.0%
Fannie Mae REMIC, Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	07/25/55	1,322	1,337,793
Freddie Mac REMIC, Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	06/25/55	805	814,261

Total Residential Mortgage-Backed Securities (cost $2,126,793)				2,152,054
U.S. Government Agency Obligations 58.0%
Fannie Mae Interest Strips	5.372(s)	07/15/32	285	216,455
Fannie Mae Principal Strips, MTN	4.359(s)	05/15/30	400	338,806
Federal Agricultural Mortgage Corp., MTN	3.950	02/02/26	15	14,997
Federal Farm Credit Bank	1.680	09/17/35	160	124,632
Federal Farm Credit Bank	1.730	09/22/31	600	527,555
Federal Farm Credit Bank	1.770	02/04/31	1,245	1,120,173
Federal Farm Credit Bank	1.900	10/21/30	196	178,834
Federal Farm Credit Bank	2.040	03/19/40	1,330	943,002
Federal Farm Credit Bank	2.150	12/01/31	3,430	3,088,296
Federal Farm Credit Bank	2.200	12/09/31	1,545	1,394,146
Federal Farm Credit Bank	2.350	03/10/36	365	297,749
Federal Farm Credit Bank	2.400	03/24/36	222	182,026
Federal Farm Credit Bank	2.460	02/05/35	925	786,212
Federal Farm Credit Bank	2.490	05/19/36	300	247,563
Federal Farm Credit Bank	2.500	04/14/36	455	376,149
Federal Home Loan Bank	1.150(cc)	02/10/31	485	428,104
Federal Home Loan Bank	1.250(cc)	03/17/31	100	95,480

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Bank	1.350%	02/18/31	30	$26,411
Federal Home Loan Bank	1.750	06/20/31	980	873,130
Federal Home Loan Bank	1.790	12/21/35	1,065	830,106
Federal Home Loan Bank	1.870	02/08/36	345	269,600
Federal Home Loan Bank	2.000(cc)	05/27/31	140	132,764
Federal Home Loan Bank	2.050	05/12/31	160	145,324
Federal Home Loan Bank	2.090	02/22/36	325	259,236
Federal Home Loan Bank	4.250	09/10/32	370	376,792
Federal Home Loan Mortgage Corp.,
MTN	1.220	08/19/30	280	248,472
MTN	1.300	08/12/30	62	55,247
MTN	1.460	08/17/35	280	216,135
MTN	1.899(s)	11/15/38	1,680	933,259

Federal Home Loan Mortgage Corp.	1.500	01/01/36	138	125,427
Federal Home Loan Mortgage Corp.	1.500	02/01/36	56	50,766
Federal Home Loan Mortgage Corp.	1.500	11/01/50	720	559,084
Federal Home Loan Mortgage Corp.	2.000	01/01/32	104	99,958
Federal Home Loan Mortgage Corp.	2.500	05/01/28	152	149,910
Federal Home Loan Mortgage Corp.	2.500	05/01/28	187	184,303
Federal Home Loan Mortgage Corp.	2.500	03/01/30	157	153,312
Federal Home Loan Mortgage Corp.	2.500	10/01/32	171	165,386
Federal Home Loan Mortgage Corp.	2.500	11/01/46	825	723,734
Federal Home Loan Mortgage Corp.	2.500	04/01/51	780	668,174
Federal Home Loan Mortgage Corp.	3.000	10/01/28	20	19,680
Federal Home Loan Mortgage Corp.	3.000	06/01/29	76	75,159
Federal Home Loan Mortgage Corp.	3.000	12/01/30	150	147,944
Federal Home Loan Mortgage Corp.	3.000	01/01/37	326	311,601
Federal Home Loan Mortgage Corp.	3.000	04/01/43	569	528,787
Federal Home Loan Mortgage Corp.	3.000	07/01/43	604	561,734
Federal Home Loan Mortgage Corp.	3.000	10/01/46	245	224,164
Federal Home Loan Mortgage Corp.	3.000	11/01/46	219	199,901
Federal Home Loan Mortgage Corp.	3.000	12/01/46	206	188,013
Federal Home Loan Mortgage Corp.	3.000	01/01/47	706	642,859
Federal Home Loan Mortgage Corp.	3.000	03/01/47	162	148,506
Federal Home Loan Mortgage Corp.	3.500	11/01/37	143	139,303
Federal Home Loan Mortgage Corp.	3.500	06/01/42	398	382,096
Federal Home Loan Mortgage Corp.	3.500	06/01/43	293	279,884
Federal Home Loan Mortgage Corp.	3.500	07/01/43	856	817,092
Federal Home Loan Mortgage Corp.	3.500	07/01/47	966	913,409
Federal Home Loan Mortgage Corp.	3.500	08/01/47	726	686,634
Federal Home Loan Mortgage Corp.	3.500	10/01/47	67	63,658
Federal Home Loan Mortgage Corp.	4.000	06/01/26	2	2,143
Federal Home Loan Mortgage Corp.	4.000	09/01/26	4	3,679
Federal Home Loan Mortgage Corp.	4.000	11/01/39	301	298,422
Federal Home Loan Mortgage Corp.	4.000	09/01/40	181	177,938
Federal Home Loan Mortgage Corp.	4.000	12/01/40	113	111,220
Federal Home Loan Mortgage Corp.	4.000	12/01/40	141	139,264
Federal Home Loan Mortgage Corp.	4.000	04/01/42	245	240,414
Federal Home Loan Mortgage Corp.	4.000	04/01/42	313	307,642
Federal Home Loan Mortgage Corp.	4.000	05/01/46	344	334,509
Federal Home Loan Mortgage Corp.	4.000	08/01/46	114	111,065
Federal Home Loan Mortgage Corp.	4.000	12/01/46	91	88,793
Federal Home Loan Mortgage Corp.	4.000	07/01/47	186	180,591
Federal Home Loan Mortgage Corp.	4.000	08/01/47	67	65,336
Federal Home Loan Mortgage Corp.	4.000	08/01/47	196	189,930
Federal Home Loan Mortgage Corp.	4.000	08/01/52	593	568,609
Federal Home Loan Mortgage Corp.	4.500	09/01/39	387	392,424
Federal Home Loan Mortgage Corp.	4.500	07/01/47	68	67,864
Federal Home Loan Mortgage Corp.	4.500	07/01/47	77	77,071
Federal Home Loan Mortgage Corp.	4.500	08/01/47	223	222,326
Federal Home Loan Mortgage Corp.	5.000	06/01/33	216	218,155

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal Home Loan Mortgage Corp.	5.000%	03/01/34	8	$8,258
Federal Home Loan Mortgage Corp.	5.000	05/01/34	21	21,739
Federal Home Loan Mortgage Corp.	5.000	05/01/34	115	116,948
Federal Home Loan Mortgage Corp.	5.000	02/01/48	85	86,421
Federal Home Loan Mortgage Corp.	5.000	01/01/53	804	806,374
Federal Home Loan Mortgage Corp.	5.000	05/01/53	4,447	4,458,355
Federal Home Loan Mortgage Corp.	5.000	06/01/53	1,588	1,591,891
Federal Home Loan Mortgage Corp.	5.500	05/01/37	33	34,377
Federal Home Loan Mortgage Corp.	5.500	01/01/38	27	28,238
Federal Home Loan Mortgage Corp.	5.500	11/01/52	1,731	1,763,018
Federal Home Loan Mortgage Corp.	6.000	12/01/33	10	10,565
Federal Home Loan Mortgage Corp.	6.000	09/01/34	59	60,025
Federal Home Loan Mortgage Corp.	6.500	09/01/32	17	17,444
Federal Home Loan Mortgage Corp.	6.500	09/01/32	17	17,541
Federal Home Loan Mortgage Corp.	7.000	09/01/32	17	18,159
Federal National Mortgage Assoc.	1.500	02/01/36	160	144,661
Federal National Mortgage Assoc.	1.500	04/01/36	62	55,820
Federal National Mortgage Assoc.	1.500	11/01/50	2,452	1,903,963
Federal National Mortgage Assoc.	1.500	12/01/50	1,824	1,417,948
Federal National Mortgage Assoc.	1.780	11/16/35	100	78,085
Federal National Mortgage Assoc.	2.000	08/01/31	133	126,998
Federal National Mortgage Assoc.	2.000	05/01/36	997	923,728
Federal National Mortgage Assoc.	2.000	06/01/40	499	439,843
Federal National Mortgage Assoc.	2.000	02/01/41	3,441	3,036,178
Federal National Mortgage Assoc.	2.000	09/01/50	2,686	2,202,809
Federal National Mortgage Assoc.(k)	2.000	10/01/50	9,721	7,971,628
Federal National Mortgage Assoc.	2.500	06/01/28	47	46,532
Federal National Mortgage Assoc.	2.500	08/01/28	85	83,443
Federal National Mortgage Assoc.	2.500	08/01/29	20	19,474
Federal National Mortgage Assoc.	2.500	05/01/41	655	588,853
Federal National Mortgage Assoc.	2.500	06/01/41	1,013	913,343
Federal National Mortgage Assoc.	2.500	02/01/43	112	101,024
Federal National Mortgage Assoc.	2.500	12/01/46	536	469,795
Federal National Mortgage Assoc.	2.500	01/01/50	1,173	1,009,067
Federal National Mortgage Assoc.	2.500	03/01/50	176	152,831
Federal National Mortgage Assoc.	2.500	05/01/50	838	720,655
Federal National Mortgage Assoc.	2.500	06/01/50	430	368,777
Federal National Mortgage Assoc.	2.500	08/01/50	3,285	2,820,248
Federal National Mortgage Assoc.	2.500	10/01/50	3,308	2,839,389
Federal National Mortgage Assoc.	2.500	03/01/51	2,138	1,834,910
Federal National Mortgage Assoc.	2.500	04/01/51	2,128	1,824,753
Federal National Mortgage Assoc.	2.500	05/01/52	750	648,155
Federal National Mortgage Assoc.	3.000	01/01/27	27	27,182
Federal National Mortgage Assoc.	3.000	08/01/28	136	134,711
Federal National Mortgage Assoc.	3.000	02/01/31	139	136,598
Federal National Mortgage Assoc.	3.000	11/01/36	114	109,164
Federal National Mortgage Assoc.	3.000	12/01/42	629	583,575
Federal National Mortgage Assoc.	3.000	02/01/43	280	259,577
Federal National Mortgage Assoc.	3.000	03/01/43	246	224,631
Federal National Mortgage Assoc.	3.000	04/01/43	265	246,123
Federal National Mortgage Assoc.	3.000	06/01/43	119	110,182
Federal National Mortgage Assoc.	3.000	06/01/43	234	217,414
Federal National Mortgage Assoc.	3.000	07/01/43	786	729,955
Federal National Mortgage Assoc.	3.000	09/01/46	649	592,599
Federal National Mortgage Assoc.	3.000	11/01/46	764	697,829
Federal National Mortgage Assoc.	3.000	11/01/46	817	746,557
Federal National Mortgage Assoc.	3.000	01/01/47	96	88,113
Federal National Mortgage Assoc.	3.000	04/01/47	1,666	1,521,472
Federal National Mortgage Assoc.	3.000	12/01/49	219	197,400
Federal National Mortgage Assoc.	3.000	12/01/49	498	448,696
Federal National Mortgage Assoc.	3.000	01/01/50	36	32,891

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	3.000%	06/01/50	207	$186,264
Federal National Mortgage Assoc.	3.000	04/01/52	772	697,423
Federal National Mortgage Assoc.	3.000	05/01/52	2,645	2,395,113
Federal National Mortgage Assoc.	3.500	12/01/30	17	17,315
Federal National Mortgage Assoc.	3.500	11/01/32	584	578,277
Federal National Mortgage Assoc.	3.500	02/01/33	32	32,178
Federal National Mortgage Assoc.	3.500	05/01/33	54	53,039
Federal National Mortgage Assoc.	3.500	10/01/41	560	538,803
Federal National Mortgage Assoc.	3.500	12/01/41	167	160,502
Federal National Mortgage Assoc.	3.500	03/01/42	195	187,428
Federal National Mortgage Assoc.	3.500	05/01/42	723	689,425
Federal National Mortgage Assoc.	3.500	07/01/42	257	245,570
Federal National Mortgage Assoc.	3.500	12/01/42	595	567,619
Federal National Mortgage Assoc.	3.500	03/01/43	211	201,667
Federal National Mortgage Assoc.	3.500	06/01/45	1,289	1,225,206
Federal National Mortgage Assoc.	3.500	01/01/46	336	319,182
Federal National Mortgage Assoc.	3.500	12/01/46	656	619,968
Federal National Mortgage Assoc.	3.500	04/01/48	1,021	962,235
Federal National Mortgage Assoc.	3.500	11/01/48	675	636,727
Federal National Mortgage Assoc.	4.000	09/01/40	310	306,319
Federal National Mortgage Assoc.	4.000	01/01/41	379	373,163
Federal National Mortgage Assoc.	4.000	09/01/44	255	249,386
Federal National Mortgage Assoc.	4.000	06/01/47	907	872,966
Federal National Mortgage Assoc.	4.000	06/01/47	980	952,064
Federal National Mortgage Assoc.	4.000	08/01/47	200	194,714
Federal National Mortgage Assoc.	4.000	09/01/47	1,182	1,150,478
Federal National Mortgage Assoc.	4.000	10/01/47	588	571,155
Federal National Mortgage Assoc.	4.000	11/01/47	675	655,039
Federal National Mortgage Assoc.	4.500	04/01/41	242	244,435
Federal National Mortgage Assoc.	4.500	05/01/41	232	233,869
Federal National Mortgage Assoc.	4.500	01/01/45	83	83,601
Federal National Mortgage Assoc.	4.500	12/01/47	579	574,097
Federal National Mortgage Assoc.	4.500	06/01/48	121	120,145
Federal National Mortgage Assoc.	4.500	10/01/48	455	452,055
Federal National Mortgage Assoc.	4.500	06/01/52	845	830,829
Federal National Mortgage Assoc.	5.000	12/01/31	38	37,872
Federal National Mortgage Assoc.	5.000	03/01/34	97	98,645
Federal National Mortgage Assoc.	5.000	07/01/35	42	43,061
Federal National Mortgage Assoc.	5.000	09/01/35	34	35,145
Federal National Mortgage Assoc.	5.000	11/01/35	30	30,396
Federal National Mortgage Assoc.	5.000	05/01/36	16	16,053
Federal National Mortgage Assoc.	5.000	07/01/52	2,445	2,452,040
Federal National Mortgage Assoc.	5.000	11/01/55	998	996,506
Federal National Mortgage Assoc.	5.000	12/01/55	1,000	998,207
Federal National Mortgage Assoc.	5.500	02/01/34	99	100,360
Federal National Mortgage Assoc.	5.500	09/01/34	185	192,055
Federal National Mortgage Assoc.	5.500	02/01/35	133	138,651
Federal National Mortgage Assoc.	5.500	06/01/35	40	42,202
Federal National Mortgage Assoc.	5.500	06/01/35	65	65,847
Federal National Mortgage Assoc.	5.500	09/01/35	122	126,805
Federal National Mortgage Assoc.	5.500	10/01/35	102	106,467
Federal National Mortgage Assoc.	5.500	11/01/35	52	53,488
Federal National Mortgage Assoc.	5.500	11/01/35	80	83,062
Federal National Mortgage Assoc.	5.500	11/01/36	3	2,899
Federal National Mortgage Assoc.	5.500	10/01/52	355	361,120
Federal National Mortgage Assoc.	6.000	09/01/33	—(r)	309
Federal National Mortgage Assoc.	6.000	02/01/34	—(r)	55
Federal National Mortgage Assoc.	6.000	06/01/34	—(r)	37
Federal National Mortgage Assoc.	6.000	09/01/34	—(r)	36
Federal National Mortgage Assoc.	6.000	09/01/34	4	4,561
Federal National Mortgage Assoc.	6.000	09/01/34	7	7,628

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	6.000%	11/01/34	3	$2,789
Federal National Mortgage Assoc.	6.000	11/01/34	14	14,682
Federal National Mortgage Assoc.	6.000	02/01/35	—(r)	26
Federal National Mortgage Assoc.	6.000	03/01/35	2	2,532
Federal National Mortgage Assoc.	6.000	04/01/35	—(r)	229
Federal National Mortgage Assoc.	6.000	12/01/35	47	48,236
Federal National Mortgage Assoc.	6.000	01/01/36	119	124,090
Federal National Mortgage Assoc.	6.000	05/01/36	33	34,607
Federal National Mortgage Assoc.	6.000	05/01/36	193	203,123
Federal National Mortgage Assoc.	6.500	07/01/32	104	107,515
Federal National Mortgage Assoc.	6.500	08/01/32	53	54,677
Federal National Mortgage Assoc.	6.500	09/01/32	13	13,234
Federal National Mortgage Assoc.	6.500	10/01/32	29	29,603
Federal National Mortgage Assoc.	6.500	10/01/32	116	120,497
Federal National Mortgage Assoc.	6.500	10/01/37	99	103,540
Federal National Mortgage Assoc.	7.000	12/01/31	48	50,073
Federal National Mortgage Assoc.	7.000	09/01/33	45	46,716
Federal National Mortgage Assoc.	7.000	11/01/33	46	48,664
Federal National Mortgage Assoc.	1.301(s)	11/15/30	1,355	1,117,284
Federal National Mortgage Assoc.	4.336(s)	03/17/31	530	430,524
Freddie Mac Coupon Strips	5.245(s)	03/15/31	500	407,145
Freddie Mac Strips	5.389(s)	07/15/32	420	321,396
Government National Mortgage Assoc.	2.000	10/20/51	277	230,519
Government National Mortgage Assoc.	2.500	12/20/46	134	118,219
Government National Mortgage Assoc.	3.000	03/15/45	433	393,372
Government National Mortgage Assoc.	3.000	07/20/45	992	910,257
Government National Mortgage Assoc.	3.000	07/20/46	480	439,741
Government National Mortgage Assoc.	3.000	08/20/46	902	826,509
Government National Mortgage Assoc.	3.000	10/20/46	73	66,434
Government National Mortgage Assoc.	3.500	04/20/42	102	96,786
Government National Mortgage Assoc.	3.500	01/20/43	638	608,006
Government National Mortgage Assoc.	3.500	04/20/43	284	269,974
Government National Mortgage Assoc.	3.500	03/20/45	375	352,238
Government National Mortgage Assoc.	3.500	04/20/45	201	188,855
Government National Mortgage Assoc.	3.500	07/20/46	728	677,430
Government National Mortgage Assoc.	3.500	03/20/47	70	65,121
Government National Mortgage Assoc.	3.500	07/20/47	419	392,262
Government National Mortgage Assoc.	3.500	02/20/48	910	849,815
Government National Mortgage Assoc.	3.500	11/20/48	237	220,388
Government National Mortgage Assoc.	3.500	01/20/49	209	195,699
Government National Mortgage Assoc.	3.500	05/20/49	331	306,791
Government National Mortgage Assoc.	4.000	02/20/41	132	128,572
Government National Mortgage Assoc.	4.000	06/20/44	265	257,829
Government National Mortgage Assoc.	4.000	08/20/44	82	79,357
Government National Mortgage Assoc.	4.000	11/20/45	157	151,772
Government National Mortgage Assoc.	4.000	11/20/46	145	140,082
Government National Mortgage Assoc.	4.000	02/20/47	126	122,087
Government National Mortgage Assoc.	4.000	10/20/47	133	128,725
Government National Mortgage Assoc.	4.000	12/20/47	96	92,526
Government National Mortgage Assoc.	4.000	07/20/48	280	269,428
Government National Mortgage Assoc.	4.000	02/20/49	329	316,535
Government National Mortgage Assoc.	4.000	03/20/49	537	516,471
Government National Mortgage Assoc.	4.500	02/20/40	81	82,049
Government National Mortgage Assoc.	4.500	01/20/41	50	50,773
Government National Mortgage Assoc.	4.500	02/20/41	240	242,174
Government National Mortgage Assoc.	4.500	03/20/41	120	121,082
Government National Mortgage Assoc.	4.500	06/20/44	177	177,876
Government National Mortgage Assoc.	4.500	02/20/46	15	15,234
Government National Mortgage Assoc.	4.500	03/20/46	76	75,790
Government National Mortgage Assoc.	4.500	03/20/47	348	348,160
Government National Mortgage Assoc.	4.500	08/20/47	62	61,939

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	4.500%	01/20/48	47	$47,303
Government National Mortgage Assoc.	4.500	02/20/48	283	282,796
Government National Mortgage Assoc.	4.500	05/20/52	1,594	1,571,348
Government National Mortgage Assoc.	4.500	10/20/52	184	181,044
Government National Mortgage Assoc.	5.000	07/15/33	137	138,874
Government National Mortgage Assoc.	5.000	09/15/33	181	182,598
Government National Mortgage Assoc.	5.000	04/15/34	11	11,560
Government National Mortgage Assoc.	5.500	02/15/34	97	97,663
Government National Mortgage Assoc.	5.500	02/15/36	63	65,100
Government National Mortgage Assoc.	5.500	05/20/53	1,826	1,857,030
Government National Mortgage Assoc.	5.500	08/20/54	839	849,403
Government National Mortgage Assoc.	7.000	04/20/55	475	489,205
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes, Series 30Y	5.500	09/18/33	370	406,134
Resolution Funding Corp. Interest Strips, Bonds	2.980(s)	01/15/30	520	445,146
Resolution Funding Corp. Interest Strips, Bonds	3.617(s)	04/15/30	1,025	868,258
Resolution Funding Corp. Interest Strips, Bonds	4.330(s)	01/15/29	667	593,405
Resolution Funding Corp. Principal Strips, Bonds	4.736(s)	01/15/30	5,210	4,464,813
Resolution Funding Corp. Principal Strips, Bonds	4.866(s)	04/15/30	1,186	1,005,855
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	640	564,039
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	192,797

Total U.S. Government Agency Obligations (cost $137,367,759)				128,975,653
U.S. Treasury Obligations 19.8%
U.S. Treasury Bonds	1.875	02/15/51	2,555	1,477,109
U.S. Treasury Bonds	3.000	08/15/52	1,070	791,131
U.S. Treasury Notes	3.500	09/30/27	1,710	1,709,466
U.S. Treasury Notes	3.625	08/15/28	3,895	3,908,998
U.S. Treasury Notes	3.625	09/30/30	5,175	5,181,064
U.S. Treasury Notes(a)	3.625	10/31/30	1,400	1,401,531
U.S. Treasury Notes	3.750	10/31/32	425	424,137
U.S. Treasury Strips Coupon	1.677(s)	02/15/43	1,180	515,723
U.S. Treasury Strips Coupon	2.371(s)	11/15/40	1,880	934,228
U.S. Treasury Strips Coupon	3.301(s)	02/15/46	5,395	2,010,487
U.S. Treasury Strips Coupon	3.490(s)	02/15/42	7,070	3,273,908
U.S. Treasury Strips Coupon	3.979(s)	02/15/41	2,050	1,004,985
U.S. Treasury Strips Coupon	4.334(s)	11/15/42	4,220	1,872,735
U.S. Treasury Strips Coupon	4.350(s)	08/15/41	8,735	4,162,530
U.S. Treasury Strips Coupon	4.354(s)	08/15/51	300	85,502
U.S. Treasury Strips Coupon	4.458(s)	02/15/49	13,080	4,206,112
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	60	19,523
U.S. Treasury Strips Coupon	4.663(s)	02/15/50	410	125,425
U.S. Treasury Strips Coupon	4.770(s)	11/15/49	795	246,205
U.S. Treasury Strips Coupon	4.790(s)	05/15/43	2,865	1,233,584
U.S. Treasury Strips Coupon	4.800(s)	05/15/42	115	52,499
U.S. Treasury Strips Coupon	4.920(s)	08/15/48	225	74,129
U.S. Treasury Strips Coupon	4.992(s)	05/15/44	7,240	2,947,021
U.S. Treasury Strips Coupon	5.195(s)	02/15/44	560	230,972
U.S. Treasury Strips Coupon(k)	5.404(s)	05/15/40	12,040	6,157,823

Total U.S. Treasury Obligations (cost $46,879,412)				44,046,827

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Affiliated Exchange-Traded Fund 1.4%
PGIM AAA CLO ETF (cost $3,103,383)(wa)	60,500	$3,112,725

Total Long-Term Investments (cost $233,400,244)		221,326,041

Short-Term Investments 0.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.111%)(wa)	733,845	733,845
PGIM Institutional Money Market Fund (7-day effective yield 4.167%) (cost $1,320,608; includes $1,318,638 of cash collateral for securities on loan)(b)(wa)	1,321,402	1,320,477

Total Short-Term Investments (cost $2,054,453)		2,054,322

TOTAL INVESTMENTS 100.4% (cost $235,454,697)		223,380,363
Liabilities in excess of other assets(z) (0.4)%		(913,015)

Net Assets 100.0%		$222,467,348

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces—Alternative Credit Enhancements Securities
AID—Agency for International Development
BARC—Barclays Bank PLC
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FHLMC—Federal Home Loan Mortgage Corporation
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination
TBA—To Be Announced
UMBS—Uniform Mortgage-Backed Securities

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,292,721; cash collateral of $1,318,638 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	3.000%	TBA	12/11/25	(7,000)	$(6,216,105)
Federal National Mortgage Assoc.	5.500%	TBA	01/14/26	(2,000)	(2,023,650)
Government National Mortgage Assoc.	4.500%	TBA	12/18/25	(1,000)	(977,910)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $9,259,531)					$(9,217,665)

Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
113	2 Year U.S. Treasury Notes	Mar. 2026	$23,601,109	$17,657
35	5 Year U.S. Treasury Notes	Mar. 2026	3,841,797	1,536
44	10 Year U.S. Treasury Notes	Mar. 2026	4,987,125	8,319
36	10 Year U.S. Ultra Treasury Notes	Mar. 2026	4,183,313	30,940
33	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	3,990,938	34,635
				93,087
Short Positions:
227	20 Year U.S. Treasury Bonds	Mar. 2026	26,658,313	(221,235)
30	30 Year UMBS TBA – 3.5% Coupon	Jan. 2026	2,771,953	(507)
5	30 Year UMBS TBA – 4.0% Coupon	Jan. 2026	476,406	(4,323)
				(226,065)
				$(132,978)
Credit default swap agreements outstanding at November 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	195	$(1,072)	$(589)	$(483)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Republic of France	12/20/30	0.250%(Q)	195	0.312%	$(454)	$(1,213)	$759	BARC
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at November 30, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
1,465	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 4.120%	$—	$(163)	$(163)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).